Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash		$ 1,250,281	$ 13,718,102
Restricted cash			3,000,000
Accounts receivable		2,401,056	6,208,606
Advance to suppliers		3,506,432	21,742,495
Inventories, net		8,198,402	13,278,205
Prepaid expenses and other current assets		1,384,758	1,668,775
Total current assets		26,662,514	59,901,713
Long-term investment		3,888,377	4,454,993
Property and equipment, net		681,942	1,019,720
Intangible assets, net		634,655	855,112
Right-of-use assets		2,019,300	3,389,536
Other non-current asset		895,775	919,720
Deferred tax assets		515,364	661,692
Total Assets		35,297,927	71,202,486
Current Liabilities:
Short-term loan		423,567	2,464,375
Accounts payable		3,765,230	6,331,437
Deferred revenue		2,309,957	18,395,244
Current portion of operating lease liabilities		942,989	1,179,237
Accrued expenses and other current liabilities		782,048	1,105,241
Taxes payable		58,233	102,359
Total current liabilities		9,052,373	31,637,149
Non-current portion of operating lease liabilities		1,032,235	2,099,430
Total liabilities		10,084,608	33,736,579
Commitments and contingencies
Stockholders’ Equity
Common stock, $0.0016 par value, 450,000,000 shares authorized, 2,170,475 and 2,132,785 issued and outstanding at December 31, 2023 and 2022, respectively*	[1]	3,473	3,413
Preferred stock, $0.0016 par value, 50,000,000 shares authorized, 46,875 issued and outstanding at December 31, 2023 and 2022, respectively*	[1]	75	75
Additional paid-in capital		52,687,182	52,557,552
Statutory reserves		394,541	394,541
Accumulated deficit		(26,039,567)	(14,572,425)
Accumulated other comprehensive loss		(1,843,970)	(950,720)
Total Jowell Global Ltd. Stockholders’ Equity		25,201,734	37,432,436
Non-controlling interest		11,585	33,471
Total Stockholders’ Equity		25,213,319	37,465,907
Total Liabilities and Stockholders’ Equity		35,297,927	71,202,486
Related Party
Current Assets:
Accounts receivable - related parties		47,040	285,530
Advance to suppliers - related parties		9,874,545
Current Liabilities:
Accounts payable - related parties		194,818	1,806,352
Deferred revenue - related parties		47,059	74,088
Due to related parties		$ 528,472	$ 178,816

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).